Report of Directors Corporate Governance - Determining executive directors’ incentive outcomes and annual assessment (Details)	12 Months Ended
Dec. 31, 2024
Report of Directors Corporate Governance [Abstract]
Maximum annual incentive opportunity (%)	215.00%